              As filed with the Securities and Exchange Commission
                                on May 15, 1997
                      Registration No. 33-42927; 811-6419

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ______________________

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                                                                    [X]

                        Post-Effective Amendment No. 31

                                      And

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                            Amendment No. 32            [X]
                        (Check appropriate box or boxes)

                             ______________________

                             STAGECOACH FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas  72201
          (Address of Principal Executive Offices, including Zip Code)

                             ______________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant     [ ]     on _________ pursuant
      to Rule 485(b), or                           to Rule 485(b)

[ ]   60 days after filing pursuant        [ ]     on _________ pursuant
      to Rule 485(a)(1), or                        to Rule 485(a)(1)

[X]   75 days after filing pursuant        [ ]     on ___________pursuant
      to Rule 485(a)(2), or                        to Rule 485(a)(2)

If appropriate, check  the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal period ending September 30, 1996, was filed with the Securities and Exchange Commission on November 27, 1996.

                                EXPLANATORY NOTE

         This Post-Effective Amendment to the Registration Statement (the "Amendment") of Stagecoach Funds, Inc. (the "Company") is being filed to register the National Tax-Free Money Market Trust of the Company. This Amendment does not affect the Registration Statement for the Company's other Funds.

                             Cross Reference Sheet

                      NATIONAL TAX-FREE MONEY MARKET TRUST

Form N-1A Item Number

Part A                      Prospectus Captions

 1                          Cover Page
 2                          Prospectus Summary
                            Summary of Fund Expenses
 3                          Not Applicable
 4                          The Fund and Management
                            Prospectus Appendix - Additional Investment Policies
 5                          How the Fund Works
                            The Fund and Management
                            Management and Servicing Fees
 6                          The Fund and Management
                            Investing in the Fund
 7                          Investing in the Fund
                            Dividends and Capital Gain Distributions
                            Taxes
 8                          Investing in the Fund
                            Additional Shareholder Services
                            How to Redeem Shares
 9                          Not Applicable

Part B                      Statement of Additional Information Captions

10                          Cover Page
11                          Table of Contents
12                          Capital Stock; Other
13                          Investment Restrictions
                            Additional Permitted Investment Activities
                            SAI Appendix
14                          Management
15                          Management
16                          Management
                            Servicing Plan
                            Fund Expenses
                            Independent Auditors
17                          Portfolio Transactions
18                          Capital Stock; Other
19                          Determination of Net Asset Value
                            Additional Purchase and Redemption Information
20                          Federal Income Taxes
21                          Management
22                          Performance Calculations
23                          Financial Information

Part C                      Other Information

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                   [LOGO]

                                 ----------
                                 PROSPECTUS
                                 ----------

                      NATIONAL TAX-FREE MONEY MARKET TRUST

                                 AUGUST 1, 1997

                              STAGECOACH FUNDS(R)

                      NATIONAL TAX-FREE MONEY MARKET TRUST

Stagecoach Funds, Inc. (the "Company") is an open-end management investment company. This Prospectus contains information about one fund of the Stagecoach Family of Funds -- the NATIONAL TAX-FREE MONEY MARKET TRUST (the "Fund").

The NATIONAL TAX-FREE MONEY MARKET TRUST seeks to obtain a high level of income exempt from federal income tax, while preserving capital and liquidity. The Fund seeks to achieve this objective by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE.

Please read this Prospectus before investing and retain it for future reference. It is designed to provide you with important information and to help you decide if the Fund's goals match your own. A Statement of Additional Information ("SAI"), dated August 1, 1997, containing additional information about the Fund has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available without charge by writing to Stagecoach Funds, Inc., c/o Stagecoach Shareholder Services, Wells Fargo Bank, N.A., P.O. Box 7066, San Francisco, CA 94120-7066 or by calling 800-260-5969.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER REGULATORY AUTHORITY, NOR HAVE ANY OF THESE AUTHORITIES PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

WELLS FARGO BANK IS THE INVESTMENT ADVISER AND ADMINISTRATOR AND PROVIDES THE FUND WITH CERTAIN OTHER SERVICES FOR WHICH IT IS COMPENSATED. STEPHENS INC. ("STEPHENS"), WHICH IS NOT AFFILIATED WITH WELLS FARGO BANK, IS THE FUND'S SPONSOR, CO- ADMINISTRATOR AND DISTRIBUTOR.

                        PROSPECTUS DATED AUGUST 1, 1997

                               TABLE OF CONTENTS

PROSPECTUS SUMMARY                                                                                         1

SUMMARY OF FUND EXPENSES                                                                                   3

EXPLANATION OF TABLES                                                                                      4

HOW THE FUND WORKS                                                                                         4

THE FUND AND MANAGEMENT                                                                                    7

INVESTING IN THE FUND                                                                                      8

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS                                                                  10

HOW TO REDEEM SHARES                                                                                      11

MANAGEMENT AND SERVICING FEES                                                                             12

TAXES                                                                                                     14

PROSPECTUS APPENDIX - ADDITIONAL INVESTMENT POLICIES                                                     A-1

                               PROSPECTUS SUMMARY

    The Fund provides investors with a convenient way to invest in a portfolio of securities selected and supervised by professional management. The following provides summary information about the Fund. For more information, please refer specifically to the identified Prospectus sections and generally to the Fund's Prospectus and SAI.

Q.  WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A. The Fund seeks to obtain a high level of income exempt from federal income tax, while preserving capital and liquidity. The Fund seeks to achieve this objective by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations. Under normal market conditions, substantially all of the Fund's assets are invested in municipal obligations that are exempt from federal income tax. The Fund invests in securities with remaining maturities not exceeding 397 days (13 months), as determined in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "How the Funds Work--Investment Objectives and Policies" and "Prospectus Appendix--Additional Investment Policies" for further information on investments.

Q.  WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH THIS TYPE OF
    INVESTMENT?

A. Investments in the Fund are not bank deposits or obligations of Wells Fargo Bank and are not insured by the Federal Deposit Insurance Corporation ("FDIC"), nor are they insured or guaranteed against loss of principal. Therefore, investors should be willing to accept some risk with money invested in the Fund. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. The Fund may not achieve as high a level of current income as other mutual funds that do not limit their investment to the high credit quality instruments in which the Fund invests. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective. See "How the Funds Work--Risk Factors" and "Additional Permitted Investment Activities" in the SAI for further information about the Funds' investments and related risks.

Q.  WHO MANAGES MY INVESTMENTS?

A. Wells Fargo Bank, as the Fund's investment adviser, manages the Fund's investments. Wells Fargo Bank also provides the Fund with administrative, transfer agency, dividend disbursing agency, and custodial services. In addition, Wells Fargo Bank is a shareholder servicing agent and a selling agent for the Fund. See "The Fund and Management" and "Management and Servicing Fees" for further information.





                                       1                             PROSPECTUS

Q.  HOW DO I INVEST?

A. Qualified investors may invest by purchasing Fund shares at the net asset value per share without a sales charge ("NAV"). Qualified investors include customers ("Customers") who maintain qualified accounts with the trust division of Wells Fargo Bank or an affiliate of Wells Fargo Bank (a "Bank"). Customers may include individuals, trusts, partnerships and corporations. Purchases are effected through the Customer's account with a Bank under the terms of the Customer's account agreement with the Bank. Investors wishing to purchase Fund shares should contact their account representatives. Shares of the Fund may not be suitable investments for tax-exempt institutions or tax-exempt retirement plans, since such investors generally would not benefit from the tax-exempt status of the Fund's dividends. See "Investing in the Fund" for additional information.

Q.  HOW WILL I RECEIVE  DIVIDEND AND ANY CAPITAL GAIN DISTRIBUTIONS?

A. Dividends are declared daily and distributed monthly, and any capital gains are distributed at least annually. All distributions are automatically reinvested in additional shares of the Fund at NAV. Shareholders also may elect to receive distributions in cash. See "Dividend and Capital Gain Distributions" for additional information.

Q.  HOW MAY I REDEEM SHARES?

A. You may redeem your shares at NAV, without charge by the Company. Fund shares held by a Bank on behalf of its Customers must be redeemed under the terms of the Customer's account agreement with the Bank. Banks are responsible for transmitting redemption requests to the Company and crediting their Customers' accounts. The Company reserves the right to impose charges for wiring redemption proceeds. See "Investing in the Fund -- Redemption of Shares."





                                       2                             PROSPECTUS

                            SUMMARY OF FUND EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchases (as a percentage of
  offering price) ..............................................................................    None
Maximum Sales Charge on Reinvested Distributions ...............................................    None
Maximum Sales Charge on Redemptions ............................................................    None
Exchange Fees ..................................................................................    None


                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee (after waivers or reimbursements)(1) ............................................   0.00%
Rule 12b-1 Fee(2)...............................................................................   0.00%
Other Expenses (after waivers or reimbursements)(3) ............................................   0.20%
TOTAL FUND OPERATING EXPENSES (after waivers or
  reimbursements)(4) ...........................................................................   0.20%

------------

(1) Management Fees (before waivers or reimbursements) would be payable at a maximum annual rate of 0.25%.
(2) The Fund has adopted a defensive distribution plan under Rule 12b-1 of the Investment Company Act of 1940 ("the 1940 Act"), which does not result in any added expenses to the Fund.
(3)   Other Expenses (before waivers or reimbursements) would be 0.50%.
(4) Total Fund Operating Expenses (before waivers or reimbursements) would be 0.75%.

Note:    The table does not reflect any charges that may be imposed by Wells
Fargo Bank or another Bank directly on certain customer accounts in connection with an investment in the Fund.


EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return and redemption at the end of each time period indicated:

                                                    1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                                    ------        -------        -------        --------
National Tax-Free Money Market Trust                  $2            $6             $11            $26





                                       3                              PROSPECTUS

                             EXPLANATION OF TABLES

    The purpose of the above tables is to help a shareholder understand the various costs and expenses that an investor in the Fund will pay directly or indirectly.

    SHAREHOLDER TRANSACTION EXPENSES are charges incurred when an investor buys or sells Fund shares. Fund shares are sold with no shareholder transaction expenses imposed by the Company. However, the Company reserves the right to impose a charge for wiring redemption proceeds.

    ANNUAL FUND OPERATING EXPENSES for Fund shares are based on applicable contract amounts restated to reflect voluntary fee waivers and expense reimbursements that are expected to continue to reduce expenses during the Company's current year, except that "Other Expenses" is based on estimated amounts for the current year. Any waivers or reimbursements would reduce the Fund's total expenses. There can be no assurance that waivers or reimbursements will continue. For more complete descriptions of the various costs and expenses you can expect to incur as an investor in the Fund, please see "Management and Servicing Fees."

    EXAMPLE OF EXPENSES is a hypothetical illustration of the expenses associated with a $1,000 investment over stated periods, based on the expenses in the above tables and an assumed annual rate of return of 5%. The rate of return should not be considered an indication of actual or expected performance of the Fund nor a representation of past or future expenses; actual expenses and returns may be greater or lesser than those shown.

                               HOW THE FUND WORKS

INVESTMENT OBJECTIVE AND POLICIES

         Set forth below is a description of the investment objectives and related policies of the Fund.

         The Fund seeks to obtain a high level of income exempt from federal income tax while preserving capital and liquidity. This investment objective is fundamental and cannot be changed without shareholder approval. The Fund seeks to achieve its objective by investing in high-quality, short-term U.S. dollar-denominated money market instruments, primarily municipal obligations with remaining maturities not exceeding thirteen (13) months.

         Wells Fargo Bank, as investment adviser to the Fund, pursues the Fund's objective by investing (under normal market conditions) substantially all of the Fund's assets in the following types of municipal obligations that pay interest which is exempt from federal income tax: bonds, notes and commercial paper issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies, instrumentalities (including government-sponsored enterprises) and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from federal income tax.





                                       4                             PROSPECTUS

These municipal obligations and the taxable investments described below may bear interest at rates that are not fixed ("floating- and variable-rate instruments").

         The Fund may temporarily invest some of its assets in cash reserves or certain high-quality, taxable money market instruments, or may engage in other investment activities as described in this Prospectus. The Fund may elect to invest temporarily up to 20% of its net assets in certain permitted taxable investments, including cash reserves, U.S. Government obligations, obligations of domestic banks, commercial paper, taxable municipal obligations and repurchase agreements. The Fund also may invest in U.S. dollar-denominated obligations of foreign banks and foreign securities. Such temporary investments most likely would be made when there is an unexpected or abnormal level of investor purchases or redemptions of interests in the Fund or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income tax. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Fund's assets in securities exempt from such tax.

         As a matter of fundamental policy which can not be changed without shareholder approval, at least 80% of the net assets of the Fund are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from federal income tax and is not subject to the federal alternative minimum tax. However, as a matter of general operating policy, the Fund seeks to invest substantially all of its assets in such municipal obligations. The Fund's investment adviser may rely either on the opinion of counsel to the issuer of the municipal obligations or bond counsel regarding the tax treatment of these obligations. In addition, the Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations; for example, the Fund may own different municipal obligations which pay interest based on the revenues of similar types of projects.

         Additional information about the Fund's investment activities is contained in the "Prospectus Appendix-- Additional Investment Policies."

RISK FACTORS

    Investments in the Fund are not bank deposits or obligations of Wells Fargo Bank and are not insured by the FDIC, nor are they insured or guaranteed against loss of principal. Therefore, investors should be willing to accept some risk with money invested in the Fund. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. The Fund may not achieve as high a level of current income as other mutual funds that do not limit their investment to the high credit quality instruments in which the Fund invests. The Fund may invest in illiquid securities (including restricted securities) which may be difficult to sell promptly at an acceptable price. Certain restricted securities may be subject to legal restrictions on resale. Delay or difficulty in selling securities may result in a loss or be costly to the Fund. The portfolio debt instruments of the Fund are subject to credit risk. Credit risk is the risk that issuers of the debt instruments in which the Fund invests may default on the payment of





                                       5                           PROSPECTUS
principal and/or interest and affect the value of an investment in the Fund. As with all mutual funds, there can be no assurance that the Fund will achieve its investment objective.

    The Fund, under the 1940 Act, must comply with certain investment criteria designed to provide liquidity, reduce risk, and allow the Fund to maintain a stable net asset value of $1.00 per share. The Fund's dollar-weighted average portfolio maturity must not exceed 90 days. Any security that the Fund purchases must have a remaining maturity of not more than 397 days. In addition, any security that the Fund purchases must present minimal credit risks and be of high quality (i.e., be rated in the top two rating categories by the requisite NRSROs or, if unrated, determined to be of comparable quality to such rated securities). These determinations are made by Wells Fargo Bank, as the Fund's investment adviser, under guidelines adopted by the Company's Board of Directors.

    The Fund seeks to reduce risk by investing its assets in securities of various issuers. As such, the Fund is considered to be diversified for purposes of the 1940 Act. In addition, the Fund emphasizes safety of principal and high credit quality. In particular, the internal investment policies of the Fund's investment adviser, Wells Fargo Bank, prohibit the purchase for the Fund of many types of floating-rate derivative securities that are considered potentially volatile. The following types of derivative securities ARE NOT permitted investments for the Fund:

   # capped floaters (on which interest is not paid when market rates move above a certain level);

   # leveraged floaters (whose interest rate reset provisions are based on a formula that magnifies changes in interest rates);

   # range floaters (which do not pay any interest if market interest rates move outside of a specified range);

   # dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

   # inverse floaters (which reset in the opposite direction of their index).

         Additionally, the Fund may not invest in securities whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index floaters. The Fund may only invest in floating-rate securities that bear interest at a rate that resets quarterly or more frequently and that resets based on changes in standard money market rate indices such as U.S. Treasury bills, London Interbank Offered Rate or LIBOR, the prime rate, published commercial paper rates, federal funds rates, Public Securities Associates floaters or JJ Kenney index floaters.

         Generally, securities in which the Fund invests will not earn as high a yield as securities of longer maturity and/or of lesser quality that are more subject to market volatility. The Fund





                                       6                             PROSPECTUS
attempts to maintain the value of its shares at a constant $1.00 per share, although there can be no assurance that the Fund will always be able to do so. See "Prospectus Appendix - Additional Investment Policies" and the SAI for further information about the Fund's investment policies and risks.

PERFORMANCE

         The performance of the Fund may be advertised from time to time in terms of current yield, effective yield, and average annual total return. In addition, the Fund's performance may be advertised in terms of tax-equivalent yield or effective tax-equivalent yield. Performance figures are based on historical results and are not intended to indicate future performance.

         Yield refers to the income generated by an investment in the Fund over a specified period (usually 7 days), expressed as an annual percentage rate. Effective yield is calculated similarly but assumes reinvestment of the income earned from the Fund. Because of the effects of compounding, effective yields are slightly higher than yields. The tax-equivalent and effective tax-equivalent yields assume that a stated income tax rate has been applied to determine the tax-equivalent figures.

         Average annual total return is based on the overall dollar or percentage change of an investment in the Fund and assumes the investment is at NAV and all dividends and distributions are also reinvested at NAV in shares of the Fund.

         In addition to presenting these standardized performance calculations, at times, the Fund may also present non-standard performance figures, such as yields and effective yields for a 30-day period or, in sales literature, distribution rates.

         Additional performance information is contained in the SAI under "Performance Calculations" and in the Annual Report, which are available upon request without charge by calling the Company at 1-800-260-5969 or by writing the Company at the address shown on the front cover of the Prospectus.

                            THE FUND AND MANAGEMENT

    The Fund is one fund in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991 and currently offers shares of twenty-six other Funds. For information on another fund, please call Stagecoach Shareholder Services at 1-800-260-5969 or write the Company at the address shown on the front cover of the Prospectus.

    The Company's Board of Directors supervises the funds' activities and monitors their contractual arrangements with various service providers. Although the Company is not required to hold annual shareholder meetings, special meetings may be required for purposes such as electing or removing Directors, approving advisory contracts and changing the Fund's investment objective or fundamental investment policies. All shares of the Company have equal voting rights





                                       7                             PROSPECTUS
and are voted in the aggregate, rather than by series or class, unless otherwise required by law (such as when the voting matter affects only one series or class). A shareholder of record of the Fund is entitled to one vote for each share owned and fractional votes for fractional shares owned. A more detailed description of the voting rights and attributes of the shares is contained in the "Capital Stock" section of the SAI.

MANAGEMENT

    Wells Fargo Bank serves as the Fund's investment adviser, administrator, transfer and dividend disbursing agent and custodian. In addition, Wells Fargo Bank serves as a shareholder servicing agent and as a selling agent for the Fund. Wells Fargo Bank, one of the largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of April 1, 1997, Wells Fargo Bank provided investment advisory services for approximately $57 billion of assets of individuals, trusts, estates and institutions. Wells Fargo Bank also serves as the investment adviser or sub-adviser to other separately managed series of the Company, and to five other registered, open-end, management investment companies which consist of several separately managed investment portfolios. Wells Fargo Bank, a wholly owned subsidiary of Wells Fargo & Company, is located at 420 Montgomery Street, San Francisco, California 94104.


               -----------------------------------------------

    Morrison & Foerster LLP, counsel to the Company and special counsel to Wells Fargo Bank has advised the Company and Wells Fargo Bank that Wells Fargo Bank and its affiliates may perform the services contemplated by the Advisory Contract and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

                             INVESTING IN THE FUND

SHARE VALUE

    The price of a Fund share is its "net asset value" or NAV. The NAV of shares of the Fund is computed by adding the value of its portfolio investments plus cash and other assets, deducting liabilities and then dividing the result by the number of Fund shares outstanding. All expenses, including fees paid to the investment adviser and co-administrators, are accrued daily and taken into account for the purposes of computing NAV, which is expected to fluctuate daily. As noted





                                       8                              PROSPECTUS
above, the Fund seeks to maintain a constant $1.00 NAV share price, although there is no assurance that it will be able to do so.

    Fund shares may be purchased on any day the Fund is open (a "Business Day"). The Fund is open Monday through Friday and is closed on weekends and federal bank holidays.

    Wells Fargo Bank calculates the Fund's NAV as of 9:00 a.m. (Pacific time) each Business Day. All transaction orders are processed at the NAV next determined after the order is received.

    The Fund's portfolio investments are valued on the basis of amortized cost. This valuation method is based on the receipt of a steady rate of payment from the date of purchase until maturity rather than actual changes in market value. The Company's Board of Directors believes that this valuation method accurately reflects fair value.

HOW TO BUY SHARES

    Shares of the Fund are sold without a sales load on a continuous basis to Customers who maintain qualified accounts with the trust division of a Bank. Customers may include individuals, trusts, partnerships and corporations. All share purchases are effected through a Customer's account at a Bank through procedures established in connection with the requirements of the account, and confirmations of share purchases and redemptions are sent to the Bank involved. A Bank (or its nominee) is normally the holder of record of Fund shares acting on behalf of its Customers and reflects its Customers' beneficial ownership of shares in the account statements provided to its Customers. The exercise of voting rights and the delivery to Customers of shareholder communications from the Fund is governed by a Customer's account agreement with a Bank. Investors wishing to purchase shares of the Fund should contact their account representatives or call 1-800-260-5969.

    Purchase orders for shares in the Fund must be received by the Fund by 9:00 a.m. (Pacific time) on a Business Day. Payment for such shares must also be made in federal funds or other funds immediately available to the Custodian no later than 9:00 a.m. (Pacific time) on the same Business Day that the purchase order is received. Orders for the purchase of shares are executed at the NAV per share (the "public offering price") next determined after receipt of both an order and payment in proper order. The Fund has no minimum initial or subsequent investment requirement, although a Bank may impose certain minimum Customer account requirements.

    Each Bank is responsible for transmitting orders for purchases by Customers and delivering required funds on a timely basis. If funds are not received within the period described above, the order will be canceled, notice thereof will be given, and the Bank will be responsible for any loss to the Fund or its shareholders. A Bank may charge certain account fees depending on the type of account the investor has established. Payment for shares of the Fund may, at the discretion of the investment adviser, be made in the form of securities that are permissible investments for the Fund. For further information see "Additional Purchase and Redemption Information" in the SAI.





                                       9                              PROSPECTUS

    The Company reserves the right to reject any purchase order. Payment for orders which are not received will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund, and share certificates are not issued.

    Shares of a tax-free fund such as the Fund may not be suitable investments for tax-exempt institutions or tax-deferred retirement plans, since such investors would not benefit from the exempt status of the Funds' dividends. For additional information on tax-deferred accounts, please contact a shareholder servicing agent or selling agent or call 1-800-260-5969. In addition, Fund shares are not available in all states.

STATEMENTS AND REPORTS

    If a Bank is the recordholder for an investor's account, the Bank sends the investor a monthly account statement after the end of each month in which there has been a transaction that affects the share balance or Fund account registration. Every January, investors will be provided a statement, which is also filed with the IRS, with tax information for the previous year to assist in tax return preparation. At least twice a year, investors receive financial statements from the Fund.

                    DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

    Dividends from net investment income are declared daily payable to shareholders of record as of 9:00 a.m. (Pacific time). If your purchase order is received before 9:00 a.m. on any Business Day, you begin earning dividends on the day your purchase order is effective and continue to earn dividends through the day prior to the date you redeem such shares. Dividends for a Saturday, Sunday or Holiday are credited on the preceding Business Day. If you redeem shares before a dividend payment date, any dividends credited to you are paid on the following dividend payment date unless you have redeemed all of the shares in your account, in which case you receive your accrued dividends together with your redemption proceeds. The Fund distributes any capital gains at least annually. The Fund does not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired.

    Dividends declared in a month generally are distributed on the last Business Day of that month. All dividend and capital gain distributions are reinvested automatically in additional shares of the Fund at NAV or, at the option of the investor, paid in cash. In all cases, distributions will be made in a manner that is consistent with the provisions of the 1940 Act.


                              HOW TO REDEEM SHARES

    Redemption requests are effected at the NAV per share next determined after receipt of a redemption request in good order by the Company. Shares held by a Bank on behalf of its





                                       10                            PROSPECTUS

Customers must be redeemed in accordance with instructions and limitations pertaining to the Customer's accounts at the Bank. The Bank is responsible for transmitting redemption requests to the Company and crediting its Customers' accounts with the redemption proceeds on a timely basis. The redemption proceeds for Fund shares normally are wired to the redeeming Bank the following Business Day after receipt of the request by the Company. The Company reserves the right to delay the wiring of redemption proceeds for up to seven days after it receives a redemption order if, in the judgment of the investment adviser, an earlier payment could adversely affect the Fund or unless the SEC permits a longer period under extraordinary circumstances. Such extraordinary circumstances could include a period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or a period during which the SEC by order permits deferral of redemptions for the protection of security holders of a Fund.

    To be accepted by the Company, a letter requesting redemption must include:
(i) the Fund's name and account registration from which the shares are being redeemed; (ii) the account number; (iii) the amount to be redeemed; (iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution. An "eligible guarantor institution" includes a commercial bank that is an FDIC member, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation may be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

    All redemptions of Fund shares are made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by an investor during any 90-day period of up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests by investors in excess of such amounts, the Board of Directors reserves the right to have the Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Fund's securities are valued. If the recipient were to sell such securities, the investor might incur brokerage charges.





                                       11                             PROSPECTUS

                         MANAGEMENT AND SERVICING FEES

INVESTMENT ADVISER

    Subject to the overall supervision of the Company's Board of Directors, Wells Fargo Bank, as the Fund's investment adviser, provides investment guidance and policy direction in connection with the management of the Fund's assets. Wells Fargo Bank also furnishes the Board of Directors with periodic reports on the Fund's investment strategies and performance. For these services, Wells Fargo Bank is entitled to a monthly investment advisory fee at the annual rate of 0.25% of the Fund's average daily net assets, and may waive such fee in whole or in part. Any such waiver will reduce the Fund's expenses
and, accordingly, have a favorable impact on the Fund's yield.   From time to
time, the Fund, consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

    Wells Fargo Bank also serves as the Fund's custodian and transfer and dividend disbursing agent. Under the Custody Agreement, the Fund may, at times, borrow money from Wells Fargo Bank as needed to satisfy temporary liquidity needs. Wells Fargo Bank charges interest on such overdrafts at a rate determined pursuant to the Fund's Custody Agreement. Wells Fargo Bank performs its custodial and transfer and dividend disbursing agency services at 525 Market Street, San Francisco, California 94105.

SHAREHOLDER SERVICING AGENTS

    The Fund has adopted a servicing plan and entered into a related shareholder servicing agreement with Wells Fargo Bank and may enter into similar agreements with other Banks ("Shareholder Servicing Agents"). Under such agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree, as agents for their customers, to provide shareholder administrative and liaison servicing with respect to Fund shares, which include, without limitation, aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Company or a shareholder may reasonably request. For these services, a Shareholder Servicing Agent is entitled to receive a fee at the annual rate of up to 0.20% of the average daily net assets attributable to the shares owned of record or beneficially by investors with whom the Shareholder Servicing Agent maintains a servicing relationship. In no case shall payments exceed any maximum amount that may be deemed applicable under applicable laws, regulations or rules, including the Conduct Rules of the National Association of Securities Dealers ("NASD Rules").

    A Shareholder Servicing Agent also may impose certain conditions and/or fees on its customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Fund, such as requiring a higher minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent has agreed to disclose any fees it may directly charge its customers who are shareholders of the Fund and to notify them in writing at least 30 days before it imposes any transaction fees.





                                       12                           PROSPECTUS

ADMINISTRATOR AND CO-ADMINISTRATOR

    Subject to the overall supervision of the Company's Board of Directors, Wells Fargo Bank as Administrator and Stephens as Co-administrator, provide the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Directors and officers. Wells Fargo Bank and Stephens also furnish office space and certain facilities to conduct the Fund's business, and Stephens compensates the Company's Directors and officers who are affiliated with Stephens. For these administrative services, Wells Fargo Bank and Stephens are entitled to receive a monthly fee at the annual rate of 0.04% and 0.02%, respectively, of the Fund's average daily net assets. Wells Fargo Bank and Stephens may delegate certain of their respective administrative duties to sub-administrators.

SPONSOR AND DISTRIBUTOR

    Stephens is the Company's sponsor and co-administrator and distributes the Fund's shares. Stephens is a full service broker/dealer and investment advisory firm located at 111 Center Street, Little Rock, Arkansas 72201. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit-sharing plans, individual investors, foundations, insurance companies and university endowments.

    Stephens, as the principal underwriter of the Fund within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Company under which Stephens acts as agent for the Fund for the sale of its shares and may enter into selling agreements with other agents ("Selling Agents") that wish to make available shares of the Fund to their respective customers.

    Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Company's funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.

    Financial institutions acting as Shareholder Servicing Agents or Selling Agents, or in certain other capacities, may be required to register as dealers pursuant to applicable state securities laws which may differ from federal law and any interpretations expressed herein.





                                       13                           PROSPECTUS

DEFENSIVE 12B-1 PLAN

    The Fund has adopted a "defensive" Distribution Plan under Rule 12b-1 of the 1940 Act (the "Plan"). The Plan reflects that, to the extent any fees paid pursuant to the Servicing Plan are deemed to be "primarily intended to result in the sale of shares" of the Fund, such fees are approved pursuant to the Plan. The Plan will not result in any separate payment of fees by the Fund.

FUND EXPENSES

    From time to time, Wells Fargo Bank and Stephens may waive their respective fees in whole or in part and reimburse expenses payable to others. Any such waivers or reimbursements will reduce the Fund's expenses and, accordingly, have a favorable impact on the Fund's performance. Except for the expenses borne by Wells Fargo Bank and Stephens, each fund of the Company bears all costs of its operations, including its pro rata portion of Company expenses such as fees and expenses of its independent auditors, legal counsel, and compensation of the Company's directors who are not affiliated with the adviser, administrator, or any of their affiliates; advisory, transfer agency, custody and administration fees; and any extraordinary expenses. Expenses attributable to each fund or class are charged against the assets of the fund or class. General expenses of the Company are allocated among all of the funds of the Company, including the Fund, in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.

                                     TAXES

    Dividends distributed from the Fund's net interest income from tax-exempt securities will not be subject to federal income taxes. Such dividends will also be exempt from California personal income tax to the extent such dividends are attributable to instruments that pay interest which would be exempt from California personal income taxes, if such instruments were held directly by an individual. Dividends attributable to the Fund's interest income from taxable securities and net short-term capital gains, if any, and capital gain distributions will be taxable when paid, whether you take such distributions in cash or have them automatically reinvested in additional Fund shares. However, such distributions declared in October, November, and December and distributed by the following January will be taxable as if they were paid by December 31.

    Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Federal Income Taxes -- Disposition of Fund Shares" in the SAI.

    Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Federal Income Taxes -- Foreign Shareholders" in the SAIs. In certain circumstances, U.S. residents may also be subject to withholding taxes. See "Federal Income Taxes -- Backup Withholding" in the SAI.





                                       14                             PROSPECTUS

    The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important federal and California tax considerations generally affecting the Fund and its shareholders. It is not intended as a substitute for careful tax planning; you should consult your tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes.
Additional tax considerations, including the federal alternative minimum tax, are discussed in the SAI.





                                       15                             PROSPECTUS

                             PROSPECTUS APPENDIX --
                         ADDITIONAL INVESTMENT POLICIES

FUND INVESTMENTS

    Set forth below is a description of certain permissible investments and investment policies of the Fund. Additional information about the Fund's investments is contained in the Fund's SAI.

    The Fund may invest in the following:

         (i)      certain municipal obligations;

         (ii)     certain U.S. Government obligations;

         (iii) negotiable certificates of deposit, fixed time deposits, bankers' acceptances or other obligations of U.S. banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC:

         (iv) commercial paper rated at the date of purchase P-1 by Moody's or "A-1+" or "A-1" by S&P;

         (v)      certain floating- and variable-rate instruments;

         (vi)     certain repurchase agreements;

         (vii)    foreign bank obligations; and

         (viii)   certain securities issued by other investment companies.

  Municipal Obligations

         The Fund may invest in various types of municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. From time to time, the Fund may invest 25% or more of the current value of its total assets in certain "private activity bonds," such as pollution control bonds; provided,





                                        A-1                         PROSPECTUS
however, that such investments will be made only to the extent they are consistent with the Fund's fundamental policy of investing, under normal circumstances, at least 80% of its net assets in municipal obligations that are exempt from federal income tax and not subject to the federal alternative minimum tax.

         The Fund will invest in the following municipal obligations with remaining maturities not exceeding 13 months:

         (i) long-term municipal bonds rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P;

         (ii) municipal notes rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+" "SP-1" or "SP-2" by S&P; and

         (iii) short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+", or "A-1" or "A-2" by S&P.

 U.S. Government Obligations

    The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States ( as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

 Other Investment Companies

   Subject to the limitations set forth below and in the 1940 Act, the Fund may invest in securities of other investment companies. For temporary investments, the Fund may invest in shares of other open-end investment companies that invest exclusively in high-quality short-term securities subject to the limits set forth under Section 12 of the 1940 Act, provided however, that any such company has a policy of investing, under normal market conditions, at least 80% of its net assets in obligations that are exempt from federal income tax and are not subject to the federal alternative minimum tax. Such investment companies can be expected to charge management fees and other operating expenses that would be in addition to those charged to the Fund; however,





                                        A-2                          PROSPECTUS

Wells Fargo Bank has undertaken to waive its advisory fees with respect to that portion of the Fund's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition.

 Floating- and Variable-Rate Instruments

    The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

 Repurchase Agreements

    The Fund may enter into repurchase transactions in which the seller of a security to the Fund agrees to repurchase that security from the Fund a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, and all repurchase transactions must be collateralized. The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.

 Letters of Credit

    Certain of the debt obligations, certificates of participation, commercial paper and other short-term obligations which the Fund is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of Wells Fargo Bank, be of investment quality comparable to other permitted investments of the Fund.

 Foreign Obligations

    The Fund may invest up to 25% of its assets in high-quality, short-term debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic





                                     A-3                           PROSPECTUS
developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

  Taxable Investments

         Pending the investment of proceeds from the sale of shares of the Fund or proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of market conditions, the Fund may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves, including the following taxable high-quality money market instruments: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1" by S&P; (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.

         Moreover, the Fund may invest temporarily more than 20% of its total assets in such securities and in high-quality, short-term municipal obligations the interest on which is not exempt from federal income taxes to maintain a temporary defensive posture or in an effort to improve after-tax yield to the Fund's shareholders when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of unusual market conditions.

  Illiquid Securities

         Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Fund may not hold more than 10% of the value of its net assets in securities that are illiquid or such lower percentage as may be required by the states in which the Fund sells its shares. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice, guaranteed investment contracts and some commercial paper issued in reliance upon the exemption in
Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") (other than variable amount master demand notes with maturities of nine months or less), are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans may be subject to this limitation.

         If otherwise consistent with its investment objective and policies, the Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Company's Board of Directors, acting under guidelines approved and monitored by the Company's Board, that an adequate trading market exists for that security.





                                        A-4                        PROSPECTUS

INVESTMENT POLICIES AND RESTRICTIONS

         The Fund's investment objective, as set forth in the "How the Funds Work--Investment Objective and Policies" section, is fundamental. Accordingly, such investment objective and policies may not be changed without approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. In addition, any fundamental investment policy may not be changed without such shareholder approval. If the Company's Board of Directors determines, however, that the Fund's investment objective can best be achieved by a substantive change in a nonfundamental investment policy or strategy, the Company's Board may make such a change without shareholder approval and will disclose any such material changes in the then-current prospectus.

         As matters of fundamental policy, the Fund may not: (i) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (a) municipal securities (for the purposes of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds and notes is the ultimate responsibility of non-governmental entities), (b) U.S. Government obligations, and (c) certain obligations of domestic banks; (ii) issue senior securities, except as permitted by applicable law; and (iii) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer.

         As matters of non-fundamental policy the Fund may: (i) borrow from banks up to 10% of the current value of its net assets only for temporary purposes in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments by the Fund may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists); (ii) not make loans, except to the extent permitted by applicable law; (iii) invest up to 10% of the current value of its net assets in securities that are illiquid by virtue of the absence of a readily available market or the existence of legal or contractual restrictions on resale and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (iv) invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, and restricted securities (which include securities that must be registered under the 1933 Act before they may be offered to the public).





                                        A-5                           PROSPECTUS

THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO]
P.O. Box 7066
San Francisco, CA 94120-7066





STAGECOACH MONEY MARKET FUNDS:

  -   are NOT FDIC insured
  -   are NOT deposits or obligations of Wells Fargo Bank
  -   are NOT guaranteed by Wells Fargo Bank
  -   involve investment risk, including possible loss of
      principal
  -   seek to maintain a stable net asset value of $1.00 per
      share, however, there can be no assurance that a fund             [LOGO]
      will meet this goal. Yields will vary with market conditions.







[LOGO]
PRINTED ON RECYCLED PAPER

                             STAGECOACH FUNDS, INC.
                           Telephone: 1-800-260-5969

                      STATEMENT OF ADDITIONAL INFORMATION
                              Dated August 1, 1997

                      NATIONAL TAX-FREE MONEY MARKET TRUST

                       __________________________________

             Stagecoach Funds, Inc. (the "Company") is an open-end, series investment company. This Statement of Additional Information ("SAI") contains information about one fund in the Stagecoach Family of funds -- the NATIONAL TAX-FREE MONEY MARKET TRUST (the "Fund"). The Fund offers a single class of shares. The investment objective of the Fund is described in its prospectus under "How the Fund Works -- Investment Objective and Policies."

             This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus dated August 1, 1997. All terms used in this SAI that are defined in the Prospectus will have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by writing Stephens Inc. ("Stephens"), the Company's sponsor, co-administrator and distributor, at 111 Center Street, Little Rock, Arkansas 72201 or calling the Transfer Agent at the telephone number indicated above.
                     __________________________________

                               TABLE OF CONTENTS

Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . .          3
Additional Permitted Investment Activities  . . . . . . . . . . . . . . . . .          5
Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8
Servicing Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12
Performance Calculations  . . . . . . . . . . . . . . . . . . . . . . . . . .         13
Determination of Net Asset Value  . . . . . . . . . . . . . . . . . . . . . .         16
Additional Purchase and Redemption Information  . . . . . . . . . . . . . . .         17
Portfolio Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . .         18
Fund Expenses............................ . . . . . . . . . . . . . . . . . .         21
Federal Income Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21
Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25
Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         26
Financial Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .         26
Appendix  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        A-1
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        F-1

                            INVESTMENT RESTRICTIONS

             Fundamental Investment Policies. The Fund is subject to the following investment restrictions, all of which are fundamental policies.

             The Fund may not:

             (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental issuers), (ii) obligations of the United States Government, its agencies or instrumentalities, and (iii) the obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks);

             (2) issue senior securities, except as permitted by applicable law; or

             (3) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer;

             With regard to fundamental investment restriction number (1) above, the Fund intends to reserve freedom of action to have in excess of 25% of the value of the respective total assets invested in obligations of the banking industry. Regarding this fundamental concentration policy, the Fund may hold in excess of 25% of the value of the assets in obligations of the banking industry to the extent that the Fund holds obligations with such credit enhancements as letters of credit issued by domestic bank issuers, which will be considered to be obligations of domestic banks. The SEC staff's position is that the exclusion with respect to banks may only be applied to domestic banks. For this purpose, the staff also takes the position that U.S. branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks". The Company currently intends to consider only obligations of "domestic banks" to be within the exclusion with respect to bank obligations.

             Fundamental investment restriction number (3), above, is less restrictive than Rule 2a-7 of the 1940 Act. Nonetheless, it is an operating policy of the Fund to comply with Rule 2a-7.

             Non-Fundamental Investment Policies. The Fund is subject to the following non-fundamental policies:

             The Fund may not:

             (1) purchase or sell real estate or real estate limited partnerships (other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

             (2) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities;

             (3) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

             (4) make investments for the purpose of exercising control or management;

             (5) borrow money, except that the Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings exceed 5% of its net assets);

             (6)  make loans, except to the extent permitted by applicable law;

             (7) write, purchase or sell puts, calls, options, warrants or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity;

             (8) purchase securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if, by reason thereof, the value of its aggregate investments in such securities will exceed 5% of its total assets.

             (9) purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities of issuers which are not readily marketable if, by reason thereof, the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets.

             As a matter of general operating policy, the Fund may invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, provided that any such purchases will be limited to temporary investments in shares of unaffiliated investment companies. However, the Fund's investment adviser will waive its advisory fees for that portion of the Fund's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. These unaffiliated investment companies must have a fundamental investment policy of investing at least 80% of their net assets in obligations that are exempt from federal income taxes and are not subject to the federal alternative minimum tax.

             As a matter of general operating policy, the Fund reserves the right to invest up to 10% of the current value of its net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, repurchase agreements maturing in more than seven days, illiquid securities and restricted securities. However, as long as the Fund's shares are registered for sale in a state that imposes a lower limit on the percentage of a fund's assets that may be so invested, the Fund will comply with such lower limit. The Fund presently is limited to investing 10% of its net assets in such securities due to limits applicable in several states.


                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

             Unrated and Downgraded Investments. The Fund may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Fund. The Fund may purchase unrated instruments only if they are purchased in accordance with the procedures of the Fund adopted by the Company's Board of Directors in accordance with Rule 2a-7 under the 1940 Act. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund, provided that when a security ceases to be rated, the Company's Board of Directors determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of such security would not be in the Fund's best interest. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund's Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.

             Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments, provided that the Company's Board approves or ratifies such investments.

             Loans of Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government obligations or other high-quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Fund's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that the Fund receives as collateral do not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Fund will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Fund are subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Company, the investment adviser or the distributor.

             Foreign Obligations. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Fund may invest up to 25% of its assets in foreign obligations.

             Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

             Municipal Bonds. The Fund may invest in municipal bonds. As discussed in the Fund's Prospectus, the two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain Fund for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining Fund for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain Fund to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. The Fund may not invest 25% or more of its assets in industrial development bonds. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

             Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

             TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

             BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

             RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

             The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium. Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.


                                   MANAGEMENT

             The following information supplements and should be read in conjunction with the section in the prospectus entitled "The Fund and Management." The principal occupations during the past five years of the Directors and principal executive Officer of the Company are listed below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                                               PRINCIPAL OCCUPATION
       NAME, ADDRESS AND AGE                          POSITION                  DURING PAST 5 YEARS
       ---------------------                    --------------------      -------------------------------
         Jack S. Euphrat, 74                    Director                  Private Investor
         415 Walsh Road
         Atherton, CA 94207

        *R. Greg Feltus, 45                     Director, Chairman and    Senior Vice President of Stephens;
                                                President                 Manager of Financial Services Group;
                                                                          President of Stephens Insurance
                                                                          Services Inc.; Senior Vice President
                                                                          of Stephens Sports Management Inc.;
                                                                          and President of Investor Brokerage
                                                                          Insurance Inc.

         Thomas S. Goho, 54                     Director                  T.B. Rose Faculty FellowBusiness,
         321 Beechcliff Court                                             Wake Forest University Calloway
         Winston-Salem, NC 27104                                          School of Business and Accountancy;
                                                                          Associate Professor of Finance of the
                                                                          School of Business and Accounting at
                                                                          Wake Forest University since 1983.

         Joseph N. Hankin, 55                   Director                  President Westchester Community College
         75 Grasslands Road                                               since 1971; President of Hartfor Junior
         Valhalla, NY  105951971;                                         College from 1967 to 1971; Adjunct
         Hartford                                                         Professor of Columbia University
                                                                          Teachers College since 1976.

        *W. Rodney Hughes, 70                   Director                  Private Investor.
         31 Dellwood Court
         San Rafael, CA 94901

         Robert M. Joses, 78                    Director                  Private Investor.
         47 Dowitcher Way
         San Rafael, CA 94901

        *J. Tucker Morse, 52                    Director                  Private Investor; Real Estate
         10 Legrae Street                                                 Developer; Chairman of Renaissance
         Charleston, SC 29401                                             Properties Ltd.; President of Morse
                                                                          Investment Corporation; and
                                                                          Co-Managing Partner of Main Street
                                                                          Ventures.

         Richard H. Blank, Jr., 40              Chief Operating           Associate of Financial Services Group
                                                Officer,Secretary         of Stephens; Director of Stephens
                                                and Treasurer             Sports Management Inc.; and Director
                                                                          of Capo Inc.

                              COMPENSATION TABLE
                     For the Year Ended December 31, 1996


                                                    Aggregate Compensation             Total Compensation from
                Name and Position                       from Registrant              Registrant and Fund Complex
                -----------------                       ---------------              ---------------------------
                 Jack S. Euphrat                            $10,500                            $31,500
                     Director

                 *R. Greg Feltus                               0                                  0
                     Director

                  Thomas S. Goho                            10,500                              31,500
                     Director

                  *Zoe Ann Hines                               0                                  0
                     Director
            (resigned September 6, 1996)

                 Joseph N. Hankin                             500                               1,500
                     Director

                *W. Rodney Hughes                            8,750                              26,250
                     Director

                 Robert M. Joses                            10,500                              31,500
                     Director

                 *J. Tucker Morse                            8,750                              26,250
                     Director

             Directors of the Company are compensated annually by the Company and by all the registrants in each fund complex they serve as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company, Overland Express Funds, Inc., Stagecoach Trust, Life & Annuity Trust and Master Investment Trust are considered to be members of the same fund complex as such term is defined in Form N-1A under the 1940 Act (the "Wells Fargo Fund Complex"). MasterWorks Funds Inc., Master Investment Portfolio, and Managed Series Investment Trust together form a separate fund complex (the "BGFA Fund Complex"). Each of the Directors and Officers of the Company serves in the identical capacity as directors and officers or as trustees and/or officers of each registered open-end management investment company in both the Wells Fargo and BGFA Fund Complexes, except for Joseph N. Hankin, who only serves the aforementioned members of the Wells Fargo Fund Complex, and Zoe Ann Hines who, after September 6, 1996, only serves the aforementioned members of the BGFA Fund Complex. The Directors are compensated by other companies and trusts within a fund complex for their services as directors/trustees to such companies and trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of each fund complex.

             As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.


             INVESTMENT ADVISER. The Fund is advised by Wells Fargo Bank pursuant to an Advisory Contract. The Advisory Contract provides that Wells Fargo Bank shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. Pursuant to the Advisory Contract, Wells Fargo Bank furnishes to the Company's Board of Directors periodic reports on the investment strategy and performance of the Fund. Wells Fargo Bank has agreed to provide to the Fund with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Fund's portfolio. Wells Fargo Bank is entitled to receive a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets for providing investment advisory services.

             The Advisory Contract will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Company's Board of Directors and (ii) by a majority of the Directors of the Company who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

             ADMINISTRATOR AND CO-ADMINISTRATOR. The Company has retained Wells Fargo Bank as Administrator and Stephens as Co-Administrator on behalf of the Fund. The Administration Agreement between Wells Fargo Bank and the Fund, and the Co-Administration Agreement among Wells Fargo, Stephens and the Fund, state that Wells Fargo and Stephens shall provide as administrative services, among other things: (i) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, shareholder servicing agent(s), independent public accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Wells Fargo Bank and Stephens also furnish office space and certain facilities required for conducting the business of the Fund together with ordinary clerical and bookkeeping services. Stephens pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens. The Administrator and Co-Administrator are entitled to receive a monthly fee of 0.04% and 0.02%, respectively, of the average daily net assets of the Fund.

             SPONSOR AND DISTRIBUTOR. As discussed in the Fund's prospectus under the heading "Management and Servicing Fees," Stephens serves as the Fund's sponsor and distributor.

             SHAREHOLDER SERVICING AGENT. As discussed in the Fund's prospectus under the heading "Shareholder Servicing Agent," the Fund has entered into shareholder servicing agreements with Wells Fargo Bank. See "Servicing Plan" in this SAI.

             CUSTODIAN.   Wells Fargo Bank has been retained to act as
custodian for the Fund, pursuant to a Custody Agreement with the Company on behalf of the Fund. The custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Fund. For its services as custodian, Wells Fargo Bank is entitled to receive fees as follows: a net asset charge at the annual rate of 0.0167%, payable monthly, plus specified transaction charges. Wells Fargo Bank also will provide portfolio accounting services under the Custody Agreement for a fee calculated as follows: a monthly base fee of $2,000 plus a net asset fee at the annual rate of 0.070% of the first $50,000,000 of a Fund's average daily net assets, 0.045% of the next $50,000,000, and 0.020% of the average daily net assets in excess of $100,000,000.

             TRANSFER AND DIVIDEND DISBURSING AGENT. Wells Fargo Bank has been retained to act as transfer and dividend disbursing agent for the Fund, pursuant to an Agency Agreement with the Company on behalf of the Fund. For its services as transfer and dividend disbursing agent for the Fund, Wells Fargo Bank is entitled to receive monthly payments at the annual rate of 0.02% of the Fund's average daily net assets.

             UNDERWRITING COMMISSIONS. The Fund does not charge any front-end sales loads or contingent deferred sales charges in connection with the purchase and redemption of its shares, and therefore pays no underwriting commissions to the Distributor.

             DEFENSIVE 12B-1 PLAN. The Fund has entered into a "defensive" Distribution Plan under Rule 12b-1 of the 1940 Act (the "Plan"). The Plan reflects that, to the extent any fees paid pursuant to the servicing plan are deemed to be "primarily intended to result in the sale of shares" of the Fund, such fees are approved pursuant to the Plan. The Plan will not result in any separate payment of fees by the Fund.


                                 SERVICING PLAN

             As indicated in the prospectus, the Company's Board of Directors, adopted a Servicing Plan ("Servicing Plan") and related form of Shareholder Servicing Agreement on April 28, 1997, with respect to the Fund. The Board of Directors included a majority of the Directors who were not "interested persons" (as defined in the Act) of the Fund and who had no direct or indirect financial interest in the operation of the Servicing Plan or in any agreement related to the Servicing Plan (the "Servicing Plan Non-Interested Directors").

             Under the Servicing Plan and pursuant to the shareholder servicing agreements, the Fund may pay one or more servicing agents, as compensation for performing certain services, a fee at an annual rate of up to 0.20% of the average daily net assets of the Fund's shares attributable to the servicing agent's customers. The actual fee payable to servicing agents is determined, within such limits, from time to time by mutual agreement between the Company and each servicing agent and will not exceed the maximum service fees payable by mutual funds sold by members of the NASD under the NASD Rules.

             The Servicing Plan continues in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Servicing Plan Non-Interested Directors. Any form of servicing agreement related to the Servicing Plan also must be approved by such vote of the Directors and the Servicing Plan Non-Interested Directors. Servicing agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Servicing Plan Non-Interested Directors. No material amendment to the Servicing Plans may be made except by a majority of both the Directors of the Company and the Servicing Plan Non-Interested Directors.

             The Servicing Plan requires that the administrator shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.


                            PERFORMANCE CALCULATIONS

             The following information supplements and should be read in conjunction with the sections in the Prospectus entitled "Determination of Net Asset Value" and "Performance Data."

             The Fund may, from time to time, include its yield or effective yield in advertisements or reports to shareholders or prospective investors.

             YIELD. Yield for the Fund is calculated based on the net changes, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Tax-equivalent yield for the Fund is computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

             Effective yield and effective tax-equivalent yield for the Fund are calculated by determining the net change, or tax-equivalent assumed net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

             The yield for the Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

             Yield information for the Fund may be useful in reviewing the performance of Fund shares and for providing a basis for comparison with investment alternatives. The Fund's yield, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

             PERFORMANCE COMPARISONS. From time to time and only to the extent the comparison is appropriate, the Company may quote the performance or price-earning ratio of the Fund in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual Fund on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Fund also may be compared to that of other mutual Fund having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual Fund. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Fund's comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

             Any such comparisons may be useful to investors who wish to compare past performance of the Fund with that of competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

             The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and
(iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

             In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

             The Company also may discuss in advertising and other types of literature that a Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

             From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Stagecoach Fund, provides various services to its customers that are also shareholders of the Fund.
These services may include access to Stagecoach Fund's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Fund through ATMs and the availability of combined Wells Fargo Bank and Stagecoach Fund account statements."

             The Company also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. ("WCM" formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1996 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Company also may disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment adviser or sub-adviser and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of April 1, 1997, Wells Fargo Bank and its affiliates provided investment Advisory services for approximately $57 billion of assets of individuals, trusts, estates and institutions and $20 billion of mutual fund assets.

             The Company may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Company may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.


                        DETERMINATION OF NET ASSET VALUE

             The following information supplements and should be read in conjunction with the Prospectus section under "Purchase of Shares."

             Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of a Fund's shares.

             Net asset value per Fund share is determined by the Custodian on each Business Day, as described in the Prospectus for the Fund.

             As indicated under "Investing In The Fund -- Share Price" in the Prospectus, the Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

             Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Directors to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

   Shares of the Fund may be purchased on any day the Fund is open for business, provided Wells Fargo Bank also is open for business (a "Business Day"). Currently, Wells Fargo Bank is closed on New Year's Day, President's Day, Martin Luther King Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the Fund typically is closed on the weekday immediately before or after such Holiday.

             Payment for shares may, in the discretion of the adviser, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

             Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

             The Company may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.

             In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.

                             PORTFOLIO TRANSACTIONS

             Purchases and sales of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities may also be purchased in underwritten offerings or directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

             The Fund may purchase municipal obligations from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by The Company's Board of Directors. Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the Fund and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably.

        The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, Wells Fargo Bank is responsible for the Fund's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. Wells Fargo Bank generally seeks reasonably competitive spreads or commissions.

        In assessing the best overall terms available for any transaction, Wells Fargo Bank considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Wells Fargo Bank may cause the Fund to pay a broker/dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that Wells Fargo Bank determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of Wells Fargo Bank. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

        Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by Wells Fargo Bank and does not reduce the advisory fees payable by the Fund. The Company's Board of Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which Wells Fargo Bank exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

        Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

        Broker/dealers utilized by Wells Fargo Bank may furnish statistical, research and other information or services which are deemed by Wells Fargo Bank to be beneficial to the Fund's investment programs. Research services received from brokers supplement Wells Fargo Bank's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to Wells Fargo Bank and to the Company's Directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

        The outside research assistance is useful to Wells Fargo Bank since the brokers utilized by Wells Fargo Bank as a group tend to follow a broader universe of securities and other matters than the staff of Wells Fargo Bank can follow. In addition, this research provides Wells Fargo Bank with a diverse perspective on financial markets. Research services which are provided to Wells Fargo Bank by brokers are available for the benefit of all accounts managed or advised by Wells Fargo Bank. It is the opinion of Wells Fargo Bank that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Fund by improving the quality of Wells Fargo Bank's investment advice.

             SECURITIES OF REGULAR BROKER/DEALERS. As of the date of this SAI, the Fund owned no securities of its "regular brokers or dealers" or their parents, as defined in the Act.

             PORTFOLIO TURNOVER. Because the Fund's portfolio consists of securities with relatively short-term maturities, the Fund can expect to experience high portfolio turnovers. A high portfolio turnover rate should not adversely affect the Fund, however, because portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Fund usually will not incur brokerage expenses.


                                 FUND EXPENSES

             Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including the compensation of its Directors who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Company are allocated among all of the funds of the Company, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.


                              FEDERAL INCOME TAXES

             In General. The following information supplements and should be read in conjunction with the Prospectus sections entitled "Dividend and Capital Gain Distributions" and "Taxes." The Prospectus of the Fund describes generally the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

             The Company intends to qualify the Fund as a regulated investment company under Subchapter M of the Code as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied to the Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for the Fund.

             Qualification as a regulated investment company under the Code requires, among other things, that (a) the Fund derive at least 90% of its annual gross income from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; (b) the Fund derive less than 30% of its gross income from gains from the sale or other disposition of securities or options thereon held for less than three months; and (c) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses. As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income, including net tax-exempt income, earned in each year. The Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year.

             A 4% nondeductible excise tax will be imposed on the Fund (other than to the extent of the Fund's tax- exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund will either actually or be deemed to distribute all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

             Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.60% (marginal rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual marginal tax rate applicable to net capital gains is 28.00%; the maximum corporate tax rate applicable to ordinary income and net capital gains is 35.00% (except that to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

             Capital Gain Distributions. To the extent that the Fund recognizes long-term capital gains, such gains will be distributed at least annually and these distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to the shareholders not later than 60 days after the close of the Fund's taxable year.

             Other Distributions. Although dividends will be declared daily based on the Fund's daily earnings, for federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that the Fund's net income, on an annual basis, will equal the dividends declared during the year.

             Disposition of Fund Shares. If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, any loss realized by a shareholder upon the sale or redemption of Fund shares held less than six months is disallowed to the extent of any exempt-interest dividends received thereon by the shareholder. These rules shall not apply, however, to losses incurred under a periodic redemption plan.

             If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or of a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

             Taxation of Fund Investments. Gains or losses on sales of portfolio securities by the Fund will generally be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases such as where the Fund acquires a put or writes a call thereon. Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued during the period of time the Fund held the debt obligation. Other gains or losses on the sale of portfolio securities will be short-term capital gains or losses.

             Foreign Shareholders. Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

             Backup Withholding. The Company may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges) paid or credited to an individual Fund shareholder, unless a shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Company that the shareholder's TIN is incorrect or the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Company could subject the investor to penalties imposed by the IRS.

             Other Matters. Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the

Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

             The foregoing discussion and the discussions in the Prospectus address only some of the federal tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state or local taxes and foreign taxes.

                                 CAPITAL STOCK

             The Fund is one of the Stagecoach Family of funds. The Company was organized as a Maryland corporation on September 9, 1991 and currently offers shares of twenty-six other funds.

             The Fund offers one class of shares. Most of the Company's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, a class subject to a contingent- deferred sales charge, that are offered to retail investors. Certain of the Company's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Stagecoach Shareholder Services at 1-800-260-5969 if you would like additional information about other funds or classes of shares offered.

             In situations where voting by series is required by law or where the matter involved only affects one series, shares of the Fund will be voted by series. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus and this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

             The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, the Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

             Each Fund share represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of a fund are entitled to receive the assets attributable to the fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

             Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

             As of May 1, 1997, Stephens was the beneficial owner of 100% of the outstanding voting securities of the Fund and, as such, could be considered a "controlling person" of the Fund for purposes of the 1940 Act. Upon commencement of the public offering of the Fund's shares it is expected that Stephens will own a significantly smaller percentage of the Fund's shares and will no longer be considered a controlling person.

                                     OTHER

             The Registration Statement, including the Prospectus of the Fund, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI of the Fund as to the contents of any contract or other document are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                              INDEPENDENT AUDITORS

             KPMG Peat Marwick LLP has been selected as the independent auditor for the Company. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

             The portfolio of investments, audited financial statements and independent auditors' reports for the Company's other funds for the fiscal period ended September 30, 1996 are hereby incorporated by reference to the Company's Annual Report as filed with the SEC on or about November 9, 1996. The Company's Annual Report may be obtained by calling 1-800-260-5969.

                                    APPENDIX

             The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds

             Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

             S&P:  The four highest ratings for corporate and municipal bonds
are "AAA," "AA," "A" and "BBB."   Bonds rated "AAA" have the "highest rating"
assigned by S&P and has "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate and Municipal Notes

             Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

             S&P: The two highest ratings for corporate and municipal notes are "SP-1" and "SP-2." The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper

             Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime- 2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

             S&P: The "A-1" rating for corporate and municipal commercial paper is rated "in the highest category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                             STAGECOACH FUNDS, INC.
                    SEC REGISTRATION NOS. 33-42927; 811-6419

                                     PART C

                               OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements:

                     The portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended September 30, 1996 for the Aggressive Growth, Arizona Tax-Free, Asset Allocation, Balanced, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Government Money Market Mutual, Growth and Income, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Oregon Tax-Free, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual and U.S. Government Allocation Funds are hereby incorporated by reference to the Company's Annual Reports, as filed with the SEC on December 9, 1996.

                     The portfolio of investments, audited financial statements and independent auditors' report for the fiscal period ended September 30, 1996 for the Asset Allocation, Capital Appreciation, Corporate Stock, Small Cap, Tax-Free Money Market and U.S. Government Allocation Master Portfolios of Master Investment Trust are hereby incorporated by reference to the Company's Annual Reports as filed with the SEC on December 9, 1996.

        (b)    Exhibits:

      Exhibit
      Number                                      Description


        1                     -  Amended and Restated Articles of Incorporation dated November 22, 1995, incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                                 Statement, filed November 29, 1995.

        2                     -  By-Laws, filed herewith.

        3                     -  Not Applicable

        4                     -  Not Applicable


        5(a)(i)               -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Asset Allocation
                                 Fund, incorporated by reference to  Post-Effective Amendment No. 2 to the
                                 Registration Statement, filed April 17, 1992.

        5(a)(ii)              -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Asset
                                 Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

        5(b)(i)               -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the U.S. Government
                                 Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        5(b)(ii)              -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the U.S.
                                 Government Allocation Fund, incorporated by reference to Post-Effective
                                 Amendment No. 21 to the Registration Statement, filed February 29, 1996.

        5(c)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California
                                 Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective
                                 Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        5(d)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California
                                 Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        5(e)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                 Statement, filed April 17, 1992.

        5(f)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Growth and Income
                                 Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                 Registration Statement, filed April 17, 1992.

        5(g)(i)               -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Corporate Stock
                                 Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                 Registration Statement, filed April 17, 1992.

        5(g)(ii)              -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the
                                 Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No.
                                 21 to the Registration Statement, filed February 29, 1996.

        5(h)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market
                                 Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the
                                 Registration Statement, filed May 1, 1992.

        5(i)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California
                                 Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment
                                 No. 4 to the Registration Statement, filed September 10, 1992.

        5(j)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Diversified
                                 Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the
                                 Registration Statement, filed November 29, 1995.

        5(k)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Arizona Tax-Free
                                 Fund, incorporated by reference to Post-Effective Amendment No. 30 to the
                                 Registration Statement, filed January 31, 1997.

        5(l)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Balanced Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                 Statement, filed January 31, 1997.

        5(m)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Equity Value
                                 Fund, incorporated by reference to Post-Effective Amendment No. 30 to the
                                 Registration Statement, filed January 31, 1997.

        5(n)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Government Money
                                 Market Mutual Fund, incorporated by reference
                                 to Post-Effective Amendment No. 30 to the
                                 Registration Statement, filed January 31,
                                 1997.

        5(o)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Intermediate Bond
                                 Fund, incorporated by reference to Post-Effective Amendment No. 30 to the
                                 Registration Statement, filed January 31, 1997.

        5(p)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market
                                 Trust Fund, incorporated by reference to Post-Effective Amendment No. 30 to the
                                 Registration Statement, filed January 31, 1997.

        5(q)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the National Tax-Free
                                 Fund, incorporated by reference to Post-Effective Amendment No. 30 to the
                                 Registration Statement, filed January 31, 1997.

        5(r)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Oregon Tax-Free
                                 Fund, incorporated by reference to Post-Effective Amendment No. 30 to the
                                 Registration Statement, filed January 31, 1997.

        5(s)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Prime Money
                                 Market Mutual Fund, incorporated by reference
                                 to Post-Effective Amendment No. 30 to the
                                 Registration Statement, filed January 31,
                                 1997.

        5(t)                  -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Treasury Money
                                 Market Mutual Fund, incorporated by reference
                                 to Post-Effective Amendment No. 30 to the
                                 Registration Statement, filed January 31,
                                 1997.

        5(u)                  -  Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the
                                 California Tax-Free Money Market Trust, incorporated by reference to
                                 Post-Effective Amendment No. 28 to the Registration Statement, filed December 3,
                                 1996.

        6(a)                     - Amended Distribution Agreement with Stephens
                                 Inc., incorporated by reference to
                                 Post-Effective Amendment No. 15 to the
                                 Registration Statement, filed May 1, 1995.

        6(b)                  -  Selling Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                 Statement, filed April 17, 1992.

        7                     -  Not Applicable

        8(a)                  -  Custody Agreement with Wells Fargo Institutional Trust Company, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective
                                 Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        8(b)                  -  Custody Agreement with Wells Fargo Institutional Trust Company, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to
                                 Post-Effective Amendment No. 2 to the Registration Statement, filed April 17,
                                 1992.

        8(c)                  -  Custody Agreement with Wells Fargo Institutional Trust Company, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective
                                 Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        8(d)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California
                                 Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective
                                 Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        8(e)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California
                                 Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        8(f)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Growth and Income
                                 Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                 Registration Statement, filed April 17, 1992.

        8(g)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                 Statement, filed April 17, 1992.

        8(h)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market
                                 Fund, incorporated by reference to Post-Effective Amendment No. 3 to the
                                 Registration Statement, filed May 1, 1992.

        8(i)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California
                                 Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No.
                                 17 to the Registration Statement, filed November 29, 1995.

        8(j)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Diversified
                                 Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the
                                 Registration Statement, filed November 29, 1995.

        8(k)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Short-Intermediate U.S. Government Income Fund, incorporated by reference to
                                 Post-Effective Amendment No. 8 to the Registration Statement, filed February 10,
                                 1994.

        8(l)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free
                                 Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment
                                 No. 24 to the Registration Statement, filed April 29, 1996.

        8(m)                  -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Aggressive Growth
                                 Fund, incorporated by reference to Post-Effective Amendment No. 20 to the
                                 Registration Statement, filed February 28, 1996.

        8(n)                  -  Form of Custody Agreement with Wells Fargo Bank on behalf of the Arizona
                                 Tax-Free, Balanced, Equity Value, Government Money Market Mutual, Intermediate
                                 Bond, Money Market Trust, National Tax-Free, Oregon Tax-Free, Prime Money Market
                                 Mutual and Treasury Money Market Mutual Funds, incorporated by reference to
                                 Post-Effective Amendment No. 25 to the Registration Statement, filed June 17,
                                 1996.

        9(a)(i)               -  Administration Agreement with Stephens Inc. on behalf of the Asset Allocation
                                 Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                 Registration Statement, filed April 17, 1992.

        9(a)(ii)              -  Administration Agreement with Stephens Inc. on behalf of the U.S. Government
                                 Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        9(a)(iii)             -  Administration Agreement with Stephens Inc. on behalf of the California Tax-Free
                                 Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                 Registration Statement, filed April 17, 1992.

        9(a)(iv)              -  Administration Agreement with Stephens Inc. on behalf of the California Tax-Free
                                 Money Market Mutual Fund, incorporated by
                                 reference to Post-Effective Amendment No. 2 to
                                 the Registration Statement, filed April 17,
                                 1992.

        9(a)(v)               -  Administration Agreement with Stephens Inc. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                 Statement, filed April 17, 1992.

        9(a)(vi)              -  Administration Agreement with Stephens Inc. on behalf of the Growth and Income
                                 Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                 Registration Statement, filed April 17, 1992.

        9(a)(vii)             -  Administration Agreement with Stephens Inc. on behalf of the Corporate Stock
                                 Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                                 Registration Statement, filed April 17, 1992.

        9(a)(viii)            -  Administration Agreement with Stephens Inc. on behalf of the Money Market Mutual
                                 Fund, incorporated by reference to Post-Effective Amendment No. 3 to the
                                 Registration Statement, filed May 1, 1992.

        9(a)(ix)              -  Administration Agreement with Stephens Inc. on behalf of the California Tax-Free
                                 Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the
                                 Registration Statement, filed September 10, 1992.

        9(a)(x)               -  Administration Agreement with Stephens Inc. on behalf of the Diversified Income
                                 Fund, incorporated by reference to Post-Effective Amendment No. 4 to the
                                 Registration Statement, filed September 10, 1992.

        9(a)(xi)              -  Administration Agreement with Stephens Inc. on behalf of the Short-Intermediate
                                 U.S. Government Income Fund, incorporated by reference to Post-Effective
                                 Amendment No. 8 to the Registration Statement, filed February 10, 1994.

        9(a)(xii)             -  Administration Agreement with Stephens Inc. on behalf of the National Tax-Free
                                 Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment
                                 No. 19 to the Registration Statement, filed December 18, 1995.

        9(a)(xiii)            -  Administration Agreement with Stephens Inc. on behalf of the Aggressive Growth
                                 Fund, incorporated by reference to Post-Effective Amendment No. 19 to the
                                 Registration Statement, filed December 18, 1995.

        9(a)(xiv)             -  Administration Agreement with Stephens Inc. on behalf of the Arizona Tax-Free,
                                 Balanced, California Tax-Free Money Market Trust, Equity Value, Government Money
                                 Market Mutual, Intermediate Bond, Money Market Trust, National Tax-Free, Oregon
                                 Tax-Free, Prime Money Market Mutual and Treasury Money Market Mutual Funds,
                                 filed herewith.

        9(b)(i)               -  Agency Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                 Statement, filed April 17, 1992.

        9(b)(ii)              -  Agency Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free
                                 Money Market Mutual Fund,  incorporated by reference to Post-Effective Amendment
                                 No. 24 to the Registration Statement, filed April 29, 1996.

        9(b)(iii)             -  Form of Agency Agreement with Wells Fargo Bank, N.A. on behalf of the Aggressive
                                 Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the
                                 Registration Statement, filed December 18, 1995.

        9(b)(iv)              -  Form of Amended Agency Agreement with Wells Fargo Bank, NA on behalf of the
                                 Arizona Tax-Free, Balanced, Equity Value, Government Money Market Mutual,
                                 Intermediate Bond, Money Market Trust, National Tax-Free, Oregon Tax-Free, Prime
                                 Money Market Mutual and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement,
                                 filed June 17, 1996.

        9(c)(i)               -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 California Tax-Free Money Market Mutual Fund, incorporated by reference to
                                 Post-Effective Amendment No. 2 to the Registration Statement, filed April 17,
                                 1992.

        9(c)(ii)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Corporate Stock Fund, incorporated by
                                 reference to Post-Effective Amendment No. 2 to
                                 the Registration Statement, filed April 17,
                                 1992.

        9(c)(iii)             -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Money Market Mutual Fund, incorporated by
                                 reference to Post-Effective Amendment No. 3 to
                                 the Registration Statement, filed May 1, 1992.

        9(c)(iv)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 California Tax-Free Income Fund, incorporated by reference to Post-Effective
                                 Amendment No. 17 to the Registration Statement, filed November 29, 1995.

        9(c)(v)               -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Short-Intermediate U.S. Government Income Fund, incorporated by reference to
                                 Post-Effective Amendment No. 8 to the Registration Statement, filed February 10,
                                 1994.

        9(c)(vi)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 National Tax-Free Money Market Mutual Fund,  incorporated by reference to
                                 Post-Effective Amendment No. 24 to the Registration Statement, filed April 29,
                                 1996.

        9(c)(vii)             -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Class B Shares of the Asset Allocation Fund, incorporated by reference to
                                 Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        9(c)(viii)            -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Class B Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1,
                                 1995.

        9(c)(ix)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Class B Shares of the Diversified Income Fund, incorporated by reference to
                                 Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        9(c)(x)               -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Class B Shares of the Ginnie Mae Fund, incorporated by reference to
                                 Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        9(c)(xi)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Class B Shares of the Growth and Income Fund, incorporated by reference to
                                 Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        9(c)(xii)             -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Class B Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1,
                                 1995.

        9(c)(xiii)            -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Class B Shares of the Aggressive Growth Fund, incorporated by reference to
                                 Post-Effective Amendment No. 20 to the Registration Statement, filed February
                                 28, 1996.

        9(c)(xiv)             -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to
                                 Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        9(c)(xv)              -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                                 filed May 1, 1995.

        9(c)(xvi)             -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A Shares of the Diversified Income Fund, incorporated by reference to
                                 Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        9(c)(xvii)            -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A Shares of the Ginnie Mae Fund, incorporated by reference to
                                 Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        9(c)(xviii)           -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to
                                 Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        9(c)(xix)             -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                                 filed May 1, 1995.

        9(c)(xx)              -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the
                                 Class A Shares of the Aggressive Growth Fund, incorporated by reference to
                                 Post-Effective Amendment No. 20 to the Registration Statement, filed
                                 February 28, 1996.

        9(d)(i)               -  Servicing Plan on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                                 Statement, filed November 29, 1995.

        9(d)(ii)              -  Servicing Plan on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                 Statement, filed May 1, 1995.

        9(d)(iii)             -  Servicing Plan on behalf of the Class B Shares of the California Tax-Free Bond
                                 Fund, incorporated by reference to Post-Effective Amendment No. 15 to the
                                 Registration Statement, filed May 1, 1995.

        9(d)(iv)              -  Servicing Plan on behalf of the Class B Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                 Statement, filed May 1, 1995.

        9(d)(v)               -  Servicing Plan on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                 Statement, filed May 1, 1995.

        9(d)(vi)              -  Servicing Plan on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                 Statement, filed May 1, 1995.

        9(d)(vii)             -  Servicing Plan on behalf of the Class B Shares of the U.S. Government Allocation
                                 Fund, incorporated by reference to Post-Effective Amendment No. 15 to the
                                 Registration Statement, filed May 1, 1995.

        9(d)(viii)            -  Servicing Plan on behalf of the Class A Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                 Statement, filed December 18, 1995.

        9(d)(ix)              -  Servicing Plan on behalf of the Class B Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                 Statement, filed December 18, 1995.

        9(d)(x)               -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the
                                 Class A Shares of the Arizona Tax-Free, Balanced, Equity Value, Government Money
                                 Market Mutual, Intermediate Bond, National Tax-Free, Oregon Tax-Free, Prime
                                 Money Market Mutual and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement,
                                 filed June 17, 1996.

        9(d)(xi)              -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the
                                 Class B Shares of the Arizona Tax-Free, Balanced, Equity Value, Intermediate
                                 Bond, National Tax-Free and Oregon Tax-Free Funds, incorporated by reference to
                                 Post-Effective Amendment No. 25 to the Registration Statement, filed June 17,
                                 1996.

        9(d)(xii)             -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the
                                 Institutional Class Shares of the Arizona Tax-Free, Balanced, California
                                 Tax-Free Bond, California Tax-Free Income, Equity Value, Ginnie Mae, Growth and
                                 Income, Intermediate Bond, Money Market Mutual, National Tax-Free, Oregon
                                 Tax-Free, Prime Money Market Mutual, Short-Intermediate Government and Treasury
                                 Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment
                                 No. 25 to the Registration Statement, filed June 17, 1996.

        9(d)(xiii)            -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the
                                 Service Class Shares of the Prime Money Market Mutual and Treasury Money Market
                                 Mutual Funds, incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement, filed June 17, 1996.

        9(d)(xiv)             -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the
                                 Money Market Trust and California Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement,
                                 filed December 3, 1996.

        9(d)(xv)              -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the
                                 Class E Shares of the Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement,
                                 filed January 23, 1997.

        9(e)                  -  Cross Indemnification Agreement, incorporated by reference to Post-Effective
                                 Amendment No. 11 to the Registration Statement of Stagecoach Inc., filed
                                 July 27, 1994.

        10                    -  Opinion and Consent of Counsel, filed herewith.

        11                    -  Not Applicable

        12                    -  Not Applicable

        13                    -  Investment letter, incorporated by reference to Item 24(b) of Pre-Effective
                                 Amendment No. 1 to the Registration Statement, filed November 29, 1991.

        14                    -  Not Applicable

        15(a)(i)              -  Distribution Plan on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                 Statement, filed April 17, 1992.

        15(a)(ii)             -  Distribution Plan on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed
                                 April 17, 1992.

        15(a)(iii)            -  Distribution Plan on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed
                                 May 1, 1992.

        15(a)(iv)             -  Distribution Plan on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement,
                                 filed September 10, 1992.

        15(a)(v)              -  Distribution Plan on behalf of the Short-Intermediate U.S. Government Income
                                 Fund, incorporated by reference to Post-Effective Amendment No. 8 to the
                                 Registration Statement, filed February 10, 1994.

        15(a)(vi)             -  Distribution Plan on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                                 Statement, filed November 29, 1995.

        15(a)(vii)            -  Distribution Plan on behalf of the California Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration
                                 Statement, filed December 3, 1996.

        15(b)(i)              -  Distribution Plan on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                 Statement, filed May 1, 1995.

        15(b)(ii)             -  Distribution Plan on behalf of the Class B Shares of the California Tax-Free
                                 Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the
                                 Registration Statement, filed May 1, 1995.

        15(b)(iii)            -  Distribution Plan on behalf of the Class B Shares of the Diversified Income
                                 Fund, incorporated by reference to Post-Effective Amendment No. 15 to the
                                 Registration Statement, filed May 1, 1995.

        15(b)(iv)             -  Distribution Plan on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                 Statement, filed May 1, 1995.

        15(b)(v)              -  Distribution Plan on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                 Statement, filed May 1, 1995.

        15(b)(vi)             -  Distribution Plan on behalf of the Class B Shares of the U.S. Government
                                 Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        15(b)(vii)            -  Distribution Plan on behalf of the Class B Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                 Statement, filed December 18, 1995.

        15(b)(viii)           -  Distribution Plan on behalf of the Class B Shares of the Arizona Tax-Free,
                                 Balanced, Equity Value, Intermediate Bond, National Tax-Free and Oregon Tax-Free
                                 Funds, incorporated by reference to Post-Effective Amendment No. 25 to the
                                 Registration Statement, filed June 17, 1996.

        15(c)(i)              -  Amended Distribution Plan on behalf of the Class A Shares of the Asset
                                 Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        15(c)(ii)             -  Amended Distribution Plan on behalf of the Class A Shares of the California
                                 Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        15(c)(iii)            -  Amended Distribution Plan on behalf of the Class A Shares of the Diversified
                                 Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the
                                 Registration Statement, filed May 1, 1995.

        15(c)(iv)             -  Amended Distribution Plan on behalf of the Class A Shares of the Ginnie Mae
                                 Fund, incorporated by reference to Post-Effective Amendment No. 15 to the
                                 Registration Statement, filed May 1, 1995.

        15(c)(v)              -  Amended Distribution Plan on behalf of the Class A Shares of the Growth and
                                 Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the
                                 Registration Statement, filed May 1, 1995.

        15(c)(vi)             -  Amended Distribution Plan on behalf of the Class A Shares of the U.S. Government
                                 Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        15(c)(vii)            -  Distribution Plan on behalf of the Class A Shares of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                 Statement, filed December 18, 1995.

        15(c)(viii)           -  Distribution Plan on behalf of the Class A Shares of the Arizona Tax-Free,
                                 Balanced, Equity Value, Government Money Market Mutual, Intermediate Bond,
                                 National Tax-Free and Oregon Tax-Free Funds, incorporated by reference to
                                 Post-Effective Amendment No. 25 to the Registration Statement, filed June 17,
                                 1996.

        15(d)                 -  Distribution Plan on behalf of the Class E Shares of the Treasury Money Market
                                 Mutual Fund, incorporated by reference to Post-Effective Amendment No. 29, filed
                                 January 23, 1997.

        16(a)                 -  Schedules for Computation of Performance Data, incorporated by reference to
                                 Post-Effective Amendment No. 2, filed April 17, 1992.

        16(b)                 -  Schedules for Computation of Performance Data, incorporated by reference to
                                 Post-Effective Amendment No. 15, filed May 1, 1995.

        17                    -  Powers of Attorney, incorporated by reference to Initial Registration Statement, filed September 30, 1991.

        18                    -  Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective
                                 Amendment No. 30 to the Registration Statement, filed January 31, 1997.


Item 25.       Persons Controlled by or under Common Control with Registrant

               As of April 1, 1997, the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds each owned approximately 99% of the outstanding beneficial interests of the Asset Allocation, Corporate Stock and U.S. Government Allocation Master Portfolios, respectively, of Master Investment Trust ("MIT"). As of April 1, 1997, the Aggressive Growth, National Tax-Free Money Market Mutual and Small Cap Funds owned approximately 33%, 22% and 89% of the outstanding beneficial interests of the Capital Appreciation, Tax-Free Money Market and Small Cap Master Portfolios, respectively, of MIT. As such, each Fund could be considered a "controlling person" (as such term is defined in the 1940 Act) of the corresponding Master Portfolio.


Item 26.       Number of Holders of Securities

               As of April 1, 1997 the number of record holders of each class of Securities of the Registrant was as follows:




             Title of Class                            Number of Record Holders
             --------------                            ------------------------
                                                                      Institutional
                                                Class A*    Class B       Class
                                                --------    -------   -------------
Aggressive Growth Fund                            1,577      1,682          N/A

Arizona Tax-Free Fund                               224          4            7

Asset Allocation Fund                            11,145      4,806          N/A

Balanced Fund                                     1,864         27          126

California Tax-Free Bond Fund                     8,751      1,026           46

California Tax-Free Income Fund                   3,483        N/A            3

California Tax-Free Money Market Mutual Fund     11,798        N/A          N/A

California Tax-Free Money Market Trust                0        N/A          N/A

Corporate Stock Fund                              1,153        N/A          N/A

Diversified Income Fund                          11,612      2,039          N/A

* For purposes of this chart, shares of single class Funds are included under the designation "Class A"

Title of Class                                         Number of Record Holders
--------------                                         ------------------------
                                                                       Institutional
                                                 Class A*    Class B       Class
                                                 -------     -------   -------------
Equity Value Fund                                 1,222        221          123

Ginnie Mae Fund                                   3,314        652           90

Government Money Market Mutual Fund                 181        N/A          N/A

Growth and Income Fund                           12,292      1,793           32

Intermediate Bond Fund                              149         21            7

Money Market Mutual Fund                         12,298          2**          6

Money Market Trust                                    7        N/A          N/A

National Tax-Free Fund                              124          3            5

National Tax-Free Money Market Mutual Fund           22        N/A          N/A

Oregon Tax-Free Fund                                733          9            6

Prime Money Market Mutual                           290          4***        46

Short-Intermediate U.S. Government Income Fund      201        N/A           65

Small Cap Fund                                      186        198           11

Treasury Money Market Mutual Fund                    83          4***       254
                                                                          Class E 1
U.S. Government Allocation Fund                   1,509        239          N/A


* For purposes of this chart, shares of single class Funds are included under the designation "Class A"
**   Designates the number of Class S recordholders.
***  Designates the number of Service Class recordholders.


Item 27.       Indemnification

               The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

               (h) The Corporation shall indemnify (1) its Directors and Officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

               (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.


Item 28.       Business and Other Connections of Investment Adviser.

               Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment adviser to several of the Registrant's investment portfolios and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

               To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

H. Jesse Arnelle                Senior Partner of Arnelle, Hastie, McGee, Willis & Greene
Director                        455 Market Street
                                San Francisco, CA  94105

                                Director of Armstrong World Industries, Inc.
                                5037 Patata Street
                                South Gate, CA  90280

                                Director of Eastman Chemical Corporation
                                12805 Busch Place
                                Santa Fe Springs, CA  90670

                                Director of FPL Group, Inc.
                                700 Universe Blvd.
                                P.O. Box 14000
                                North Palm Beach, FL  33408

Michael R. Bowlin               Chairman of the Board of Directors, Chief Executive Officer,
Director                        Chief Operating Officer and President of
                                Atlantic Richfield Co. (ARCO)
                                Highway 150
                                Santa Paula, CA  93060

Edward Carson                   Chairman of the Board and Chief Executive Officer of
Director                        First Interstate Bancorp
                                633 West Fifth Street
                                Los Angeles, CA  90071

                                Director of Aztar Corporation
                                2390 East Camelback Road
                                Suite 400
                                Phoenix, AZ  85016

                                Director of Castle & Cook, Inc.
                                10900 Wilshire Blvd.
                                Los Angeles, CA  90024

                                Director of Terra Industries, Inc.
                                1321 Mount Pisgah Road
                                Walnut Creek, CA  94596

William S. Davilla              President (Emeritus) and a Director of
Director                        The Vons Companies, Inc.
                                618 Michillinda Ave.
                                Arcadia, CA  91007

                                Director of Pacific Gas & Electric Company
                                788 Taylorville Road
                                Grass Valley, CA  95949

Rayburn S. Dezember             Director of CalMat Co.
Director                        3200 San Fernando Road
                                Los Angeles, CA  90065

                                Director of Tejon Ranch Company
                                P.O. Box 1000
                                Lebec, CA  93243

                                Director of The Bakersfield Californian
                                1707 I Street
                                P.O. Box 440
                                Bakersfield, CA  93302

                                Trustee of Whittier College
                                13406 East Philadelphia Ave.
                                P.O. Box 634
                                Whittier, CA  90608

Paul Hazen                      Chairman of the Board of Directors of
Chairman of the Board of        Wells Fargo & Company
Directors                       420 Montgomery Street
                                San Francisco, CA  94105

                                Director of Phelps Dodge Corporation
                                2600 North Central Ave.
                                Phoenix, AZ  85004

                                Director of Safeway, Inc.
                                4th and Jackson Streets
                                Oakland, CA  94660

Robert K. Jaedicke              Professor (Emeritus) of Accounting at the Graduate School of Business at
Director                        Stanford University
                                MBA Admissions Office
                                Stanford, CA  94305

                                Director of Bailard Biehl & Kaiser
                                Real Estate Investment Trust, Inc.
                                2755 Campus Dr.
                                San Mateo, CA  94403

                                Director of Boise Cascade Corporation
                                1111 West Jefferson Street
                                P.O. Box 50
                                Boise, ID  83728

                                Director of California Water Service Company
                                1720 North First Street
                                San Jose, CA  95112

                                Director of Enron Corporation
                                1400 Smith Street
                                Houston, TX  77002

                                Director of GenCorp, Inc
                                175 Ghent Road
                                Fairlawn, OH  44333
                                .
                                Director of Homestake Mining Company
                                650 California Street
                                San Francisco, CA  94108

Thomas L. Lee                   Chairman and Chief Executive Officer of
Director                        The Newhall Land and Farming Company
                                10302 Avenue 7 1-2
                                Firebaugh, CA  93622

                                Director of Calmat Co.
                                501 El Charro Road
                                Pleasanton, CA  94588

                                Director of First Interstate Bancorp
                                633 West Fifth Street
                                Los Angeles, CA  90071

Ellen Newman                    President of Ellen Newman Associates
Director                        323 Geary Street
                                Suite 507
                                San Francisco, CA  94102

                                Chair (Emeritus) of the Board of Trustees of the University of California at
                                San Francisco Foundation
                                250 Executive Park Blvd.
                                Suite 2000
                                San Francisco, CA  94143

                                Director of the California Chamber of Commerce
                                1201 K Street
                                12th Floor
                                Sacramento, CA  95814

Philip J. Quigley               Chairman, President and Chief Executive Officer of
Director                        Pacific Telesis Group
                                130 Kearney Street
                                Rm.  3700
                                San Francisco, CA  94108

Carl E. Reichardt               Director of Columbia/HCA Healthcare Corporation
Director                        One Park Plaza
                                Nashville, TN  37203

                                Director of Ford Motor Company
                                The American Road
                                Dearborn, MI  48121

                                Director of Newhall Management Corporation
                                23823 Valencia Blvd.
                                Valencia, CA  91355

                                Director of Pacific Gas and Electric Company
                                77 Beale Street
                                San Francisco, CA  94105

                                Retired Chairman of the Board of Directors
                                and Chief Executive Officer of Wells Fargo & Company
                                420 Montgomery Street
                                San Francisco, CA  94105

Donald B. Rice                  President and Chief Executive Officer of Teledyne, Inc.
Director                        2049 Century Park East
                                Los Angeles, CA  90067

                                Retired Secretary of the Air Force

                                Director of Vulcan Materials Company
                                One MetroPlex Drive
                                Birmingham, AL  35209

Richard J. Stegemeier           Chairman (Emeritus) of Unocal Corp
Director                        44141 Yucca Avenue
                                Lancaster, CA  93534

                                Director of Foundation Health Corporation
                                166 4th
                                Fort Irwin, CA  92310

                                Director of Halliburton Company
                                3600 Lincoln Plaza
                                500 North Alcard Street
                                Dallas, TX  75201

                                Director of Northrop Grumman Corp.
                                1840 Century Park East
                                Los Angeles, CA  90067

                                Director of Outboard Marine Corporation
                                100 SeaHorse Drive
                                Waukegan, IL  60085

                                Director of Pacific Enterprises
                                555 West Fifth Street
                                Suite 2900
                                Los Angeles, CA  90031

                                Director of First Interstate Bancorp
                                633 West Fifth Street
                                Los Angeles, CA  90071

Susan G. Swenson                President and Chief Executive Officer of Cellular One
Director                        651 Gateway Blvd.
                                San Francisco, CA  94080

David M. Tellep                 Retired Chairman of the Board and Chief Executive Officer of
Director                        Martin Lockheed Corp
                                6801 Rockledge Drive
                                Bethesda, MD  20817
                                .
                                Director of Edison International
                                and Southern California Edison Company
                                2244 Walnut Grove Ave.
                                Rosemead, CA  91770

                                Director of First Interstate
                                633 West Fifth Street
                                Los Angeles, CA  90071

Chang-Lin Tien                  Chancellor of the University of California at Berkeley
Director                        Berkeley, CA  94720

                                Director of Raychem Corporation
                                300 Constitution Drive
                                Menlo Park, CA  94025

John A. Young                   President, Chief Executive Officer and Director
Director                        of Hewlett-Packard Company
                                3000 Hanover Street
                                Palo Alto, CA  9434

                                Director of Chevron Corporation
                                225 Bush Street
                                San Francisco, CA  94104

                                Director of Lucent Technologies
                                25 John Glenn Drive
                                Amherst, NY  14228

                                Director of Novell, Inc.
                                11300 West Olympic Blvd.
                                Los Angeles, CA  90064

                                Director of Shaman Pharmaceuticals Inc.
                                213 East Grand Ave. South
                                San Francisco, CA  94080

William F. Zuendt               President of Wells Fargo & Company
President                       420 Montgomery Street
                                San Francisco, CA  94105

                                Director of 3Com Corporation
                                5400 Bayfront Plaza
                                P.O. Box 58145
                                Santa Clara, CA  95052

                                Director of the California Chamber of Commerce


       Prior to May 1, 1996, Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), served as sub-adviser to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. As of May 1, 1996, BGFA no longer served as sub-adviser to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds. As of this date, BGFA served as sub-adviser to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust, in which such funds invest substantially all of their assets.

       The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. With the exception of Irving Cohen, each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position                       Principal Business(es) During at
at BGFA                                 Least the Last Two Fiscal Years
-----------------                       -------------------------------
Frederick L.A. Grauer                   Co-Chairman and Director of BGFA and BGI
co-Chairman and Director                45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                           Co-Chairman and Director of BGFA and BGI
Co-Chairman and Director                45 Fremont Street, San Francisco, CA 94105

Irving Cohen                            Chief Financial Officer and Chief Operating Officer of Barclays Bank
Director                                PLC, New York Branch and Chief Operating Officer of Barclays Group,
                                        Inc. (USA); previously, Chief Financial Officer of Barclays de Zoete
                                        Wedd Securities Inc. (1994)
                                        222 Broadway, New York, NY 10038

Andrea M. Zolberti                      Chief Financial Officer of BGFA and BGI
Chief Financial Officer                 45 Fremont Street, San Francisco, CA 94105



       Prior to January 1, 1996 Wells Fargo Nikko Investment Advisors ("WFNIA") served as sub-adviser to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as adviser or sub-adviser to various other open-end management investment companies. For additional information, see "The Funds and Management" in the Prospectus and "Management" in the Statement of Additional Information of such Funds. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisers Act of 1940, File No. 801-36479, incorporated herein by reference.


Item 29.       Principal Underwriters.

       (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Overland Express Funds, Inc., MasterWorks Funds, Inc. (formerly, Stagecoach Inc.) Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations Life Goal Funds, Inc. and Nations Institutional Reserves (formerly, The Capitol Mutual Funds), and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., and Nations Managed Balanced Target Maturity Fund, Inc., which are closed-end management investment companies.

       (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

              (c) Not Applicable.

Item 30.      Location of Accounts and Records.

              (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

              (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

              (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-adviser and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

              (d) BGFA and BGI maintain all Records relating to their services as sub-adviser and custodian, respectively, for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

              (e) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.       Management Services.

               Other than as set forth under the captions "The Fund and Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32.       Undertakings.

              (a)    Not Applicable.

              (b) Registrant undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

              (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

              (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to
                     Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 14th day of May, 1997.

                                     STAGECOACH FUNDS, INC.


                                     By  /s/ Richard H. Blank, Jr.
                                        ------------------------------
                                        Richard H. Blank, Jr.
                                        Secretary and Treasurer
                                        (Principal Financial Officer)


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

      Signature                                               Title
      ---------                                               -----
              *                                               Director, Chairman and President
------------------------------------                          (Principal Executive Officer)
      (R. Greg Feltus)

       /s/ Richard H. Blank, Jr.                              Secretary and Treasurer
------------------------------------                          (Principal Financial Officer)
      (Richard H. Blank, Jr.)

              *                                               Director
------------------------------------
      (Jack S. Euphrat)

              *                                               Director
------------------------------------
      (Thomas S. Goho)

              *                                               Director
------------------------------------
      (Joseph N. Hankin)

              *                                               Director
------------------------------------
      (W. Rodney Hughes)

              *                                               Director
------------------------------------
      (Robert M. Joses)

              *                                               Director
------------------------------------
      (J. Tucker Morse)

*By:  Richard H. Blank, Jr.
------------------------------------
       Richard H. Blank, Jr.
       As Attorney-in-Fact
       May 14, 1997

                             STAGECOACH FUNDS, INC.
                          FILE NOS. 33-42927; 811-6419

                                 EXHIBIT INDEX

   EXHIBIT NUMBER               DESCRIPTION

    * EX-99.B2                  *  By-Laws

    * EX-99.B10                 *  Opinion and Consent of Counsel